Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Carla Baumgartner, Chris Haas, and Eric Steele ("Plaintiff") filed a Complaint against Driven Deliveries, Inc. ("Driven"), and Brian Hayek and Christian Schenk, individually, on November 26, 2019 in San Diego County Superior Court, Case No. 37-2019-00063208. In June 2019, Driven entered into a Merger Agreement with Ganjarunner, Inc. ("Ganjarunner"), whereby Driven acquired Ganjarunner. Plaintiffs, the former owners of Ganjarunner, allege in their First Amended Complaint causes of action for Breach of the Merger Agreement, Fraudulent Inducement, Fraudulent Concealment, Negligent Misrepresentation, Breach of Fiduciary Duty, Violation of Corporate Code § 25401, Conversion, Unfair Competition, and Violation of Penal Code §496. On February 18, 2020, Driven filed a Demurrer to Plaintiffs' First Amended Complaint challenging seven of Plaintiffs' nine causes of action. The hearing on the demurrer, original set for May 1, 2020, has been continued indefinitely due to Court closures. The Company intends to vigorously defend against this action.

In February 2020 Irth Communications, LLC filed a complaint in the Superior Court of California, County of Los Angeles, against the Company. The complaint alleges that pursuant to a services agreement the Company issued Irth 500,000 shares of its common stock but the Company breached this agreement because according to the complaint, the Company has refused to authorized its transfer agent to remove the restrictive legend on the Shares. Among other remedies, Irth seeks at least $1,130,000 in compensatory damages, attorneys' fees, and injunctive relief. The Company is reviewing the Complaint and intends to defend itself vigorously.

On January 3, 2020, the Company entered into a consulting agreement. As part of this agreement the Company will pay the Consultant $10,000 upon signing of the agreement and an additional $15,000 30 days and 60 days after the signing of the agreement. The Company will also issue 80,000 warrants to purchase the shares of the Company's common stock at an exercise price of $0.50 per share and a term of seven years.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

On May 15, 2018, the Company entered into a three (3) year lease to rent office space for its principal executive office, with an effective date of June 1, 2018. The lease provides for monthly rent of $2,800 per month for the first year of the lease, $3,780 per month for the second year and $3,920 per month for the third year. The Company is also required to pay a monthly common area maintenance fee of $420. As of December 31, 2019, this lease has been terminated.

On February 1, 2019, the Company entered into a twelve-month lease for office space in Las Vegas, Nevada. The lease requires a monthly payment of $1,764 and terminates on February 14, 2020. This lease has been terminated.

In February 2019, Driven entered into a 2-year Operating Agreement within the joint venture CA City Supply, LLC in an attempt to gain exposure in a new area and create a location for operations out of California City, CA. Under Driven management, CA City Supply was selected as 1 of 3 licensee applicants to receive a non-storefront retail & delivery license in April of 2019. Unfortunately, all members of the LLC have opted out of the Operating Agreement early and Driven has withdrawn from ownership due to changes in local regulations.

The Company assumed a five (5) year lease, with an effective date of June 24, 2019, the acquisition of Ganjarunner. The lease provides for monthly rent of $3,113 per month through July 31, 2021, $3,206 per month through July 31, 2022 and $3,302 per month through July 31, 2023.

On February 22, 2019, the Company entered into a consulting agreement for public and media relations services. As part of this agreement the Company will pay $4,000 per month to the consultant. This agreement has been terminated.

On March 7, 2019, the Company entered into a consulting agreement for business advisory services. Pursuant to the terms of the consulting agreement, the Company agreed to pay cash compensation of $10,417 per month. The Company also agreed to pay a one-time payment of $5,000 within 5 days of the execution of the agreement. The Company also agreed to issue the consultant 125,000 options to purchase shares of the Company's common stock, which options will vest quarterly over a 3 year period. This agreement has been terminated.

On April 1, 2019 the Company entered into a consulting agreement for business advisory services. As part of this agreement the Company will pay the consultant $20,000 per month. Additionally, the Company agreed to issue 500,000 warrants to purchase shares of its common stock. These warrants have an exercise price of $0.20 and a term of 7 years. On July 1, 2019, the agreement was amended. As part of this amendment the Company will issue a total of 6,000,000 warrants to purchase the Company's stock. These warrants have a seven year term and an exercise price of $0.50 per share. On August 27, 2019, the agreement was amended to extend the term of the agreement to March 31, 2020. Additionally, as part of this amendment the Company will issue of 2,500,000 warrants to purchase the Company's stock. These warrants have a three year term and an exercise price of $0.50 per share.

On July 10, 2019 (the "Closing Date"), the Company and Mountain High Recreation, Inc. ("MH"), a California corporation, entered into an Asset Purchase Agreement (the "Purchase Agreement"), pursuant to which the Company acquired certain limited assets from MH as specified in the Purchase Agreement, which included (i) the option to purchase to MH's California Cannabis - Retailer Nonstorefront License (ii) the option to purchase a certain real property lease located at 8 Light Sky Ct, Sacramento, CA 95828 associated with that certain license, (iii) the right to use all trademarks and intellectual property associated with the MH brand (the "Assets"). The Company assumed no liabilities of MH. The transactions contemplated by the Purchase Agreement closed on July 10, 2019 (the "Closing").

Pursuant to the Amended Agreement, the Company agreed to pay to MH the following: $200,000 at Closing, $150,000 on or before December 20, 2019, $150,000 on or before March 31, 2020, $250,000 at the end of the twelfth (12th) month (on a rolling basis) following the Closing Date and $250,000 at the end of the twenty-fourth (24th) month (on a rolling basis) following the Closing Date. On October 4, 2019, the Company amended the Asset Purchase Agreement with Mountain High Recreation, Inc. As part of this amendment, the Company will issue 5,000,000 warrants to purchase shares of the Company's common stock to Mountain High Recreation, Inc. These warrants have a term of three years and an exercise price of $0.50. These warrants will replace the previously agreed upon share consideration and eliminated the contingencies related to the gross revenue recognized in connection with the assets.

Pursuant to the Merger Agreement with GR/GW, the Company agreed to pay to GR/GW $1,000,000, $150,000 of which has already been paid to GR/GW with $300,000 to be paid in two equal tranches of $150,000 whereby each tranche is subject to GRA's achievement of certain milestones. (i) $350,000 at the earlier to occur of the 6-month anniversary of the Closing Date or upon the Company raising additional funding of at least $2,000,000 and (ii) $300,000 at the end of the 24-month anniversary of the Closing Date. On October 4, 2019, the Company amended the Merger Agreement with GR/GW. As part of this amendment, the Company has issued 5,000,000 warrants to purchase shares of the Company's common stock to GR/GW. These warrants have a term of three years and an exercise price of $0.50. These warrants replace the previously agreed upon common stock consideration of 5,000,000 shares and eliminated the contingencies related to achieving certain milestones as set forth in the initial merger agreement.

On September 27, 2019, the Company entered into a settlement agreement with Chris Boudreau, the Company's former chief executive officer, pursuant to which the Company was required to repurchase 12,272,616 shares of the Company's common stock from Mr. Boudreau at a per share purchase price of approximately $0.12, totaling an aggregate purchase price of $122,726 (the "Settlement Agreement"). Pursuant to the Settlement Agreement, the Company was required to pay Mr. Boudreau in twelve monthly installments of $10,227 starting October 1, 2019. As of December 31, 2019, the Company is in default on these payments. Additionally, Mr. Boudreau will also forfeit options to purchase an aggregate of 1,538,910 shares of the Company's common stock and warrants to purchase an aggregate of 2,000,000 shares of the Company's common stock. Mr. Boudreau also forfeited a $23,726 loan to the Company resulting in a gain on extinguishment of debt.

Carla Baumgartner, Chris Haas, and Eric Steele ("Plaintiff") filed a Complaint against Driven Deliveries, Inc. ("Driven"), and Brian Hayek and Christian Schenk, individually, on November 26, 2019 in San Diego County Superior Court, Case No. 37-2019-00063208. In June 2019, Driven entered into a Merger Agreement with Ganjarunner, Inc. ("Ganjarunner"), whereby Driven acquired Ganjarunner. Plaintiffs, the former owners of Ganjarunner, allege in their First Amended Complaint causes of action for Breach of the Merger Agreement, Fraudulent Inducement, Fraudulent Concealment, Negligent Misrepresentation, Breach of Fiduciary Duty, Violation of Corporate Code § 25401, Conversion, Unfair Competition, and Violation of Penal Code §496. On February 18, 2020, Driven filed a Demurrer to Plaintiffs' First Amended Complaint challenging seven of Plaintiffs' nine causes of action. The hearing on the demurrer, original set for May 1, 2020, has been continued indefinitely due to Court closures. The Company intends to vigorously defend against this action.

In February 2020 Irth Communications, LLC filed a complaint in the Superior Court of California, County of Los Angeles, against the Company. The complaint alleges that pursuant to a services agreement the Company issued Irth 500,000 shares of its common stock to Irth but the Company breached this agreement because according to the complaint, the Company has refused to authorized its transfer agent to remove the restrictive legend on the Shares. Among other remedies, Irth seeks at least $1,130,000 in compensatory damages, attorneys' fees, and injunctive relief. The Company is reviewing the Complaint and intends to defend itself vigorously.